SCHEDULE IV - REINSURANCE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Life Insurance In-Force
Gross Amount	$ 399,230	$ 406,240	$ 412,215
Ceded to Other Companies	78,760	82,927	87,177
Assumed from Other Companies	31,722	31,427	31,767
Net Amount	352,192	354,740	356,805
Premiums
Gross Amount	824	794	817
Ceded to Other Companies	176	173	181
Assumed from Other Companies	206	207	211
Premiums	$ 854	$ 828	$ 847
Life Insurance In-Force, Percentage of Amount Assumed to Net	9.00%	8.90%	8.90%
Premiums, Percentage of Amount Assumed to Net	24.10%	25.00%	24.90%
Life insurance and annuities
Premiums
Gross Amount	$ 764	$ 727	$ 748
Ceded to Other Companies	135	128	132
Assumed from Other Companies	197	197	199
Premiums	$ 826	$ 796	$ 815
Premiums, Percentage of Amount Assumed to Net	23.80%	24.70%	24.40%
Accident and health
Premiums
Gross Amount	$ 60	$ 67	$ 69
Ceded to Other Companies	41	45	49
Assumed from Other Companies	9	10	12
Premiums	$ 28	$ 32	$ 32
Premiums, Percentage of Amount Assumed to Net	32.10%	31.30%	37.50%